Note 2 - Summary of Significant Accounting Policies (Details Textual)	1 Months Ended						3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 31, 2016 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Oct. 31, 2015 $ / shares	Jul. 31, 2015 USD ($) $ / shares
Cash, Uninsured Amount							$ 1,700,000				$ 1,700,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares											7,072,926	3,443,612	3,277,744	21,860,191
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares							1,464,091				1,464,091		1,471,182
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares							303,672				303,672		296,581
Share-based Compensation							$ 174,000			$ 186,000	$ 523,000	$ 1,223,000	$ 1,397,000	$ 51,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized							$ 492,000				$ 492,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											1 year 87 days
Stock Issued During Period, Shares, Cashless Warrant Exercise | shares							45,697				45,697
Proceeds from Related Party Debt											$ 5,505,000
Fair Value Adjustment of Warrants							$ (1,423,000)			(1,007,000)	(673,000)	(10,915,000)	(11,665,000)	19,854,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings							$ (3,500,000)			$ (5,000,000)	$ (6,300,000)	$ (5,000,000)	$ 2,800,000	$ 0
Director [Member]
Warrant Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	875,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.10
Proceeds from Related Party Debt	$ 2,800,000
Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares													935,008
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 0.30
Acuitas [Member] | July 2015 Convertible Debenture [Member]
Debt Instrument, Face Amount																$ 3,550,000
Debt Instrument, Interest Rate, Stated Percentage																12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 0.30	$ 1.90
Acuitas [Member]
Warrant Term		5 years	5 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,028,029	431,818	363,636	306,818	200,000	450,000		363,636	450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.33	$ 0.33	$ 0.33	$ 0.33	$ 0.47	$ 0.47		$ 0.33	$ 0.47
Class of Warrant or Right, Outstanding | shares					284,848	640,909			640,909
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,993,561
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.10
Senior Promissory Note [Member] | Acuitas [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount	$ 2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,800,000
Acuitas [Member] | March 2016 Promissory Note [Member]
Proceeds from Issuance of Debt						$ 900,000
Debt Instrument, Face Amount						$ 900,000			$ 900,000
Debt Instrument, Term						30 days
Debt Instrument, Interest Rate, Stated Percentage						8.00%			8.00%
Debt Instrument, Interest Rate, Stated Percentage After Maturity Date						12.00%
Acuitas [Member] | April 2016 Promissory Note [Member]
Proceeds from Issuance of Debt					$ 400,000
Debt Instrument, Face Amount					$ 1,300,000
Acuitas [Member] | May 2016 Promissory Note [Member]
Proceeds from Issuance of Debt				$ 405,000
Debt Instrument, Face Amount				1,700,000
Short-term Debt				$ 1,700,000
Acuitas [Member] | June 2016 Promissory Notes [Member]
Proceeds from Issuance of Debt			$ 480,000
Debt Instrument, Face Amount			2,200,000					$ 2,200,000
Short-term Debt			$ 2,200,000					$ 2,200,000
Acuitas [Member] | July 2016 Promissory Note [Member]
Proceeds from Issuance of Debt		$ 570,000
Debt Instrument, Face Amount		2,800,000
Short-term Debt		$ 2,800,000
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares							0			0	0	76,000	76,055	355,000
Stock Options and Warrants Nonemployees [Member]
Allocated Share-based Compensation Expense							$ 0			$ 0	$ 0	$ 3,000	$ 3,000	$ 8,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares							0			0	0	0
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares													1,300,000
Minimum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life											2 years		2 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life											5 years		5 years
Maximum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life											7 years		7 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life											7 years		7 years
Twenty Ten Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares							1,825,000				1,825,000		1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares													1,471,182
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares													296,581
Share-based Compensation													$ 1,400,000	$ 51,000
Twenty Ten Stock Incentive Plan [Member] | Employees and Directors [Member]
Allocated Share-based Compensation Expense							$ 174,000			$ 186,000	$ 523,000	$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares							0				0			0
Twenty Ten Stock Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares										0		1,050,000
Twenty Ten Stock Incentive Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares										0		250,000	250,000
Twenty Ten Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years		3 years
Twenty Ten Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											5 years		5 years
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk, Number of Customers													3	3
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk, Number of Customers											2
Concentration Risk, Percentage											80.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk, Percentage													82.00%	87.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk, Number of Customers													3	4
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk, Number of Customers											3
Concentration Risk, Percentage											94.00%		90.00%